Commitments and Contingencies (Details 1)	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 66,362
2021	66,362
Total lease payments	132,723
Less: Imputed interest/present value discount	(10,947)
Present value of lease liabilities	$ 121,777